COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2013 USD ($)	Sep. 30, 2013 Maximum [Member] CNY	Sep. 30, 2013 Minimum [Member] CNY	Sep. 30, 2013 Contingent Tax Liabilities [Member] CNY	Sep. 30, 2012 Contingent Tax Liabilities [Member] CNY
Operating Leases, Rent Expense	4,568	3,773	5,310
Accrued Income Taxes, Current	39,060	39,060		6,353			39,059	39,059
Contingent Tax Liabilities Range Of Tax Liabilities					64,218	39,059